Other Borrowings (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Unsecured Subordinated Debenture Due December 2016
Debt Instrument [Line Items]
Debt original amount	$ 4,500
Quarterly payment	188
Maturity month and year	2016-12
Minimum interest rate (percent)	4.00%
Percentage added to prime rate (percent)	0.50%
Current interest rate (percent)	4.00%
Unsecured Subordinated Debenture Due July 15, 2018
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Semiannual principal payment	625
Maturity date	Jul. 15, 2018
Unsecured Subordinated Debenture Due October 15, 2018
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Semiannual principal payment	$ 341
Maturity date	Oct. 15, 2018
Unsecured Subordinated Debenture Due September 30, 2017
Debt Instrument [Line Items]
Minimum interest rate (percent)	6.00%
Percentage added to prime rate (percent)	2.00%
Maturity date	Sep. 30, 2017
Unsecured Subordinated Debenture Due September 30, 2017 | Previous
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Unsecured Subordinated Debenture Due February 15, 2017
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Maturity date	Feb. 15, 2017
Unsecured Subordinated Debenture Paid September 30, 2011
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Maturity date	Sep. 30, 2011
Unsecured Subordinated Debenture Due October 15, 2019
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Maturity date	Oct. 15, 2019